Installment Loans - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income on loans	¥ 144,458		¥ 132,719		¥ 152,242
Loans held for sale in installment loans	17,939		20,145
Loans held for sale measured at fair value	16,026		19,397
Installment loans	2,691,171		2,769,898
Purchased loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans	70,801	[1]	97,559	[1]
Fair value at the acquisition date of purchased loans acquired during the period	5,672		11,428
Purchased loans | Class of Financing Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans for which valuation allowances were provided	¥ 29,107		¥ 34,907

[1]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely in accordance with ASC 310-30 ("Receivables-Loans and Debt Securities Acquired with Deteriorated Credit Quality").